October 13, 2006

American Century Investments
statement of additional information

American Century Mutual Funds, Inc.

Balanced Fund
Capital Growth Fund
Capital Value Fund
Focused Growth Fund
Fundamental Equity Fund
Giftrust® Fund
Growth Fund
Heritage Fund
American Century-Mason Street Mid Cap Growth Fund
New Opportunities Fund
New Opportunities II Fund
NT Growth Fund
NT VistaSM Fund
Select Fund
American Century-Mason Street Small Cap Growth Fund
Ultra® Fund
Veedot® Fund
Vista(SM) Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED MARCH 1, 2006, MAY 1, 2006 AND OCTOBER 13, 2006, BUT IS NOT A
PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN
CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A
PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS
LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

Table of Contents

The Funds' History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Fund Investment Guidelines. . . . . . . . . . . . . . . . . . . . . . . . . . .4
        Capital Growth, Focused Growth, Fundamental Equity, Giftrust,
        Growth, Heritage, Mid Cap Growth, New Opportunities,
        New Opportunities II, NT Growth, NT Vista, Select, Small Cap

        Capital Growth, Capital Value, Focused Growth, Fundamental
        Equity, Giftrust, Growth, Heritage, Mid Cap Growth, New
        Opportunities, New Opportunities II, NT Growth, NT Vista,
        Select, Small Cap Growth, Ultra, Veedot, Vista and

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THE FUNDS' HISTORY

American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On July 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century Mutual Funds, Inc. as the corporation.

For accounting and performance purposes, the Mid Cap Growth Fund is the post-reorganization successor to the Mason Street Aggressive Growth Fund, and the Small Cap Growth Fund is the post-reorganization successor to the Mason
Street Small Cap Growth Fund. All references to fees and expenses paid by the
Mid Cap Growth Fund and the Small Cap Growth Fund prior to April 1, 2006, are for the fiscal year ended March 31, and represent amounts paid by the Mason
Street Aggressive Growth and Mason Street Small Cap Growth Funds.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Balanced
  Investor Class                       TWBIX                        10/20/1988
--------------------------------------------------------------------------------
  Institutional Class                  ABINX                        05/01/2000
--------------------------------------------------------------------------------
  Advisor Class                        TWBAX                        01/06/1997
--------------------------------------------------------------------------------
Capital Growth
  Investor Class                       ACLIX                        07/29/2005
--------------------------------------------------------------------------------
  Institutional Class                  APLIX                        07/29/2005
--------------------------------------------------------------------------------
  A Class                              ACCGX                        02/27/2004
--------------------------------------------------------------------------------
  B Class                              ACGBX                        02/27/2004
--------------------------------------------------------------------------------
  C Class                              ACPGX                        02/27/2004
--------------------------------------------------------------------------------
  R Class                              APWRX                        07/29/2005
--------------------------------------------------------------------------------
Capital Value
  Investor Class                       ACTIX                        03/31/1999
--------------------------------------------------------------------------------
  Institutional Class                  ACPIX                        03/01/2002
--------------------------------------------------------------------------------
  Advisor Class                        ACCVX                        05/14/2003
--------------------------------------------------------------------------------
Focused Growth
  Investor Class                       AFSIX                        02/28/2005
--------------------------------------------------------------------------------
Fundamental Equity
  Investor Class                       AFDIX                        07/29/2005
--------------------------------------------------------------------------------
  Institutional Class                  AFEIX                        07/29/2005
--------------------------------------------------------------------------------
  A Class                              AFDAX                        11/30/2004
--------------------------------------------------------------------------------
  B Class                              AFDBX                        11/30/2004
--------------------------------------------------------------------------------
  C Class                              AFDCX                        11/30/2004
--------------------------------------------------------------------------------
  R Class                              AFDRX                        07/29/2005
--------------------------------------------------------------------------------
Giftrust
  Investor Class                       TWGTX                        11/25/1983
--------------------------------------------------------------------------------
Growth
  Investor Class                       TWCGX                        10/31/1958
--------------------------------------------------------------------------------
  Institutional Class                  TWGIX                        06/16/1997
--------------------------------------------------------------------------------
  C Class                              TWGCX                        11/28/2001
--------------------------------------------------------------------------------
  R Class                              AGWRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                        TCRAX                        06/04/1997
--------------------------------------------------------------------------------

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FUND                                 TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
Heritage
  Investor Class                       TWHIX                        11/10/1987
--------------------------------------------------------------------------------
  Institutional Class                  ATHIX                        06/16/1997
--------------------------------------------------------------------------------
  C Class                              AHGCX                        06/26/2001
--------------------------------------------------------------------------------
  Advisor Class                        ATHAX                        07/11/1997
--------------------------------------------------------------------------------
Mid Cap Growth
  Investor Class                       ACOVX                        04/03/2006
--------------------------------------------------------------------------------
  Institutional Class                  ACMIX                        04/03/2006
--------------------------------------------------------------------------------
  A Class                              MAGAX                        03/31/1997
--------------------------------------------------------------------------------
  B Class                              MAGHX                        03/31/1997
--------------------------------------------------------------------------------
  C Class                              ACMLX                        04/03/2006
--------------------------------------------------------------------------------
  R Class                              ACMRX                        04/03/2006
--------------------------------------------------------------------------------
New Opportunities
  Investor Class                       TWNOX                        12/26/1996
--------------------------------------------------------------------------------
New Opportunities II
  Investor Class                       ANOIX                        06/01/2001
--------------------------------------------------------------------------------
  Institutional Class                  N/A                          N/A
--------------------------------------------------------------------------------
  A Class                              ANOAX                        01/31/2003
--------------------------------------------------------------------------------
  B Class                              ANOBX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                              ANOCX                        01/31/2003
--------------------------------------------------------------------------------
NT Growth
  Institutional Class                  ACLTX                        05/12/2006
--------------------------------------------------------------------------------
NT Vista
  Institutional Class                  ACLWX                        05/12/2006
--------------------------------------------------------------------------------
Select
  Investor Class                       TWCIX                        10/31/1958
--------------------------------------------------------------------------------
  Institutional Class                  TWSIX                        03/13/1997
--------------------------------------------------------------------------------
  A Class                              AASLX                        01/31/2003
--------------------------------------------------------------------------------
  B Class                              ABSLX                        01/31/2003
--------------------------------------------------------------------------------
  C Class                              ACSLX                        01/31/2003
--------------------------------------------------------------------------------
  R Class                              ASERX                        07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                        TWCAX                        08/08/1997
--------------------------------------------------------------------------------
Small Cap Growth
  Investor Class                       ACWVX                        04/03/2006
--------------------------------------------------------------------------------
  Institutional Class                  ACWIX                        04/03/2006
--------------------------------------------------------------------------------
  A Class                              MSASX                        07/12/1999
--------------------------------------------------------------------------------
  B Class                              MSBSX                        07/12/1999
--------------------------------------------------------------------------------
  C Class                              ACWCX                        04/03/2006
--------------------------------------------------------------------------------
  R Class                              ACWRX                        04/03/2006
--------------------------------------------------------------------------------
Ultra
  Investor Class                       TWCUX                        11/02/1981
--------------------------------------------------------------------------------
  Institutional Class                  TWUIX                        11/14/1996
--------------------------------------------------------------------------------
  C Class                              TWCCX                        10/29/2001
--------------------------------------------------------------------------------
  R Class                              AULRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                        TWUAX                        10/02/1996
--------------------------------------------------------------------------------
Veedot
  Investor Class                       AMVIX                        11/30/1999
--------------------------------------------------------------------------------
  Institutional Class                  AVDIX                        08/01/2000
--------------------------------------------------------------------------------
Vista
  Investor Class                       TWCVX                        11/25/1983
--------------------------------------------------------------------------------
  Institutional Class                  TWVIX                        11/14/1996
--------------------------------------------------------------------------------
  C Class                              TWVCX                        07/18/2001
--------------------------------------------------------------------------------
  R Class                              AVTRX                        07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                        TWVAX                        10/02/1996
--------------------------------------------------------------------------------

------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing each fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND
RISKS, which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund, other than Focused Growth and Veedot, is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified
means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

Focused Growth and Veedot are nondiversified. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Veedot's portfolio managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

CAPITAL GROWTH, FOCUSED GROWTH, FUNDAMENTAL EQUITY, GIFTRUST, GROWTH, HERITAGE,
MID CAP GROWTH, NEW OPPORTUNITIES, NEW OPPORTUNITIES II, NT GROWTH, NT VISTA,
SELECT, SMALL CAP GROWTH, ULTRA, VEEDOT AND VISTA

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in the FUND INVESTMENTS AND RISKS section, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices, generally. However, should a fund's investment methodology fail to identify sufficient acceptable securities, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. With regard to Veedot, the portfolio managers intend to keep the fund fully invested so long as the methodology identifies sufficient accelerating securities whose share price patterns suggest their stock prices are likely to increase in value. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolio; so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES, page 8, SHORT-TERM SECURITIES, page 21 and FUTURES AND OPTIONS, page
11.

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BALANCED

In general, within the restrictions outlined here and in the fund's prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund's portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United
States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in
FUND INVESTMENT GUIDELINES. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, non-leveraged futures contracts and similar securities, and short-term securities.

The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-to-10-year range. The managers will actively manage the portfolio, adjusting the portfolio's weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, or when rates are expected to rise, a shorter-weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling, or expected to fall, and bond prices rising, or expected to rise, a longer-weighted average portfolio maturity may be adopted.
The restrictions on the quality of the fixed-income securities the fund may purchase are described in the prospectus. For a description of the fixed-income securities rating system, see EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, on
page 86.

CAPITAL VALUE

The portfolio managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The portfolio managers will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Adjustable-Rate Mortgage Loans (ARMs)

ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

------

There are two types of indices that provide the basis for ARM rate adjustments:
those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S.
Treasury rates (as reported by the Federal Reserve Board); the three-month
Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term
Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds
Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR); or
six-month CD rates. Some indices, such as the one-year constant maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The portfolio managers may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.

Asset-Backed Securities (ABS)

ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. The value of an ABS is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an ABS held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may

------

have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates.
Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.

Asset-backed securities are generally issued in more than one class, each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

------

Debt Securities

Each of the funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities generally will be limited to investment-grade obligations.
Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

Balanced may invest up to 20% of the fixed-income portion of the fund in securities rated in the fourth category, and up to 15% may be invested in securities rated in the fifth category.

Mid Cap Growth and Small Cap Growth will not invest more than 10% of their assets in high-yield, high-risk bonds.

A high-yield security is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality. Issuers of these securities often have short financial histories or questionable credit.
High-yield bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

------

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Foreign Securities

Mid Cap Growth and Small Cap Growth may invest up to 20% of their assets in equity securities of foreign issuers. The other funds may invest an unlimited portion of their total assets in the securities of foreign issuers, when these securities meet its standards of selection. These funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers, foreign governments and their agencies.
Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The funds may purchase foreign securities of issuers whose principal business activities are located in developed and emerging market countries. The funds consider developed countries to include Australia, Austria, Belgium, Bermuda,
Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

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REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so;

(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will cover outstanding forward

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contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contact.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The portfolio managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies.
However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security to make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position),

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500® Index for equity funds. The managers also may engage in futures and options transactions

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based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

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Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inverse Floaters

The funds may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

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(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Investment in Issuers with Limited Operating Histories

The funds may invest the following portions of their assets in the equity securities of issuers with limited operating histories: Balanced, Capital
Growth, Focused Growth, Fundamental Equity, Growth, NT Growth, Select and Ultra
up to 5%; Giftrust, Heritage, Mid Cap Growth, New Opportunities, New
Opportunities II, NT Vista, Small Cap Growth, Veedot and Vista up to 10%.
Capital Value may invest an unlimited portion of its equity securities in issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

Mortgage-Backed Securities

BACKGROUND

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

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As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban
Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans
Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans;
(b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of
FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

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Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments
(at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie
Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home
Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily
Freddie Mac certificates.

Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate.
Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie
Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans' Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are

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paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios.
Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche - known as a companion bond, support or non-PAC bond - that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments.
Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal.
When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by
U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors.
The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

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Mortgage Dollar Rolls

The Balanced Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the
"roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short-term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

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Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The portfolio managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of a fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

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Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

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Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party

------

agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tender Option Bonds

Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, Capital Value may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the portfolio managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on the underlying bond falls below the second-highest rating category designated by a rating agency.

TRACERS(SM)/TRAINS(SM)

Balanced may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities.
Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable the fund to be more diversified by owning a single security.

------

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S.
government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

------

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its record in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon and Step-Coupon Securities

The funds may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.

Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

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For purposes of a fund's investment policies, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment)
                   in an amount not exceeding 33-1/3% of the fund's total
                   assets.
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other
                   loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through
                   the purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless
                   acquired as a result of ownership of securities or other
                   instruments. This policy shall not prevent a fund from
                   investing in securities or other instruments backed by
                   real estate or securities of companies that deal in real
                   estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund (except Focused Growth and Veedot) may not
                   concentrate its investments in securities of issuers
                   in a particular industry (other than securities issued
                   or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued
                   by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted
                   securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities or
                   other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and
                   futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control
                   over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT          POLICY
--------------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                 of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a
                 repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven
                 days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                 constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except
                 to obtain such short-term credits as are necessary for
                 the clearance of transactions, and provided that margin
                 payments in connection with futures contracts and options
                 on futures contracts shall not constitute purchasing
                 securities on margin.
--------------------------------------------------------------------------------
Futures          A fund may enter into futures contracts and write and buy
and Options      put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
--------------------------------------------------------------------------------
Issuers with     A fund may invest a portion of its assets in the equity
Limited          securities of issuers with limited operating histories. An
Operating        issuer is considered to have a limited operating history
Histories        if that issuer has a record of less than three years of
                 continuous operation. Periods of capital formation,
                 incubation, consolidations, and research and development
                 may be considered in determining whether a particular
                 issuer has a record of three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights table in that fund's prospectus. As new funds, NT Growth and NT Vista do not have financial highlights.

Capital Value Fund

The portfolio managers of Capital Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding portfolio investments for long periods. Because

------

a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the portfolio managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds

With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American Century family of funds.

------

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACIM, or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and appointed or re-appointed on an annual basis. The officers serve in similar capacities for the other 14 registered investment companies advised by ACIM.

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries (April 2005 to September 2006); Director, ACC, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, MIDWEST
RESEARCH INSTITUTE

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1996

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, PUBLIC
SERVICE COMPANY OF COLORADO

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------

------

JAMES A. OLSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Advisory Board Member

FIRST YEAR OF SERVICE: 2006

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, PLAZA BELMONT LLC, Chief
Financial Officer, PLAZA BELMONT LLC (September 1999 to July 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SAIA, INC. and ENTERTAINMENT
PROPERTIES TRUST
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, WESTERN INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 66

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chairman and Chief Executive Officer, ACIM, ACGIM, ACIS and other ACC subsidiaries; President, ACIM, ACGIM and other ACC subsidiaries (September 2002 to September 2006); Executive Vice President, ACS (January 2005 to September
2006); Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
JONATHAN THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, MORGAN STANLEY (MARCH 2000 TO NOVEMBER
2005)
--------------------------------------------------------------------------------

------

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer and Senior Vice President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century funds (July 2000 to August 2006). Also serves as: Senior Vice President,
ACS
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century funds (1997 to September
2006)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main St., Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 2006

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACC (August
2006 to present); Vice President, ACC and certain ACC subsidiaries (October
2001 to August 2006); Vice President, Corporate Tax, ACS (April 1998 to August
2006). Also serves as: Senior Vice President, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries
--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back-office software and support services for transfer agency services provided by ACS (the
Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through December
31, 2005, DST received $21,201,953 in fees from ACS. DST's revenue for the calendar year ended December 31, 2005, was approximately $2.52 billion.

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back-office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

------

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company
Act, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board, to any agent or employee of the funds, or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund directors in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Executive

MEMBERS: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord

FUNCTION: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------
COMMITTEE: Compliance and Shareholder Communications

MEMBERS: Andrea C. Hall, Ph.D., James A. Olson(1), Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Audit

MEMBERS: D.D. (Del) Hock, Thomas A. Brown, Donald H. Pratt

FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

------

COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Thomas A. Brown, Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See NOMINATIONS OF DIRECTORS below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review

MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, James A. Olson(1), Donald H. Pratt, Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 4
--------------------------------------------------------------------------------

(1)  ADVISORY BOARD MEMBER.

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy; and

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

------

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED OCTOBER 31, 2005
                                                       TOTAL COMPENSATION FROM
                             TOTAL COMPENSATION        THE AMERICAN CENTURY
NAME OF DIRECTOR             FROM THE FUNDS (1)        FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Thomas A. Brown              $54,511                   $97,612
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.        $57,875                   $103,612
--------------------------------------------------------------------------------
D.D. (Del) Hock              $58,157                   $104,112
--------------------------------------------------------------------------------
Donald H. Pratt              $73,417                   $131,362
--------------------------------------------------------------------------------
Gale E. Sayers               $53,846                   $96,112
--------------------------------------------------------------------------------
M. Jeannine Strandjord       $53,831                   $96,112
--------------------------------------------------------------------------------
Timothy S. Webster           $57,601                   $103,112
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     OCTOBER 31, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD AT THE END OF THE FISCAL
     YEAR. THE TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING
     TABLE IS AS FOLLOWS: MR. BROWN, $16,822; DR. HALL, $92,112; MR. HOCK,
     $92,112; MR. PRATT, $17,625; MR. SAYERS, $96,112; AND MR. WEBSTER, $50,306.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2005.

------

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the table below. Because NT Growth and NT Vista were not in operation as of the calendar year end, they are not included in the tables below. Because the directors did not oversee the management of Mid Cap Growth or Small Cap Growth as of the end of the most recent calendar year, those funds do not appear in the table below.

                                           NAME OF DIRECTORS
--------------------------------------------------------------------------------
                            JAMES E.      JAMES E.     THOMAS A.   ANDREA C.
                            STOWERS, JR.  STOWERS III  BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Balanced                 A             A            C           A
--------------------------------------------------------------------------------
   Capital Growth           A             A            A           A
--------------------------------------------------------------------------------
   Capital Value            A             A            B           A
--------------------------------------------------------------------------------
   Focused Growth           A             A            B           A
--------------------------------------------------------------------------------
   Fundamental Equity       A             A            A           A
--------------------------------------------------------------------------------
   Giftrust                 A             C            A           A
--------------------------------------------------------------------------------
   Growth                   E             A            C           A
--------------------------------------------------------------------------------
   Heritage                 A             A            B           A
--------------------------------------------------------------------------------
   New Opportunities        A             D            C           C
--------------------------------------------------------------------------------
   New Opportunities II     A             A            A           A
--------------------------------------------------------------------------------
   Select                   A             A            C           A
--------------------------------------------------------------------------------
   Ultra                    A             D            C           A
--------------------------------------------------------------------------------
   Veedot                   A             E            C           A
--------------------------------------------------------------------------------
   Vista                    A             D            C           D
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies        E             E            E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                           NAME OF DIRECTORS
--------------------------------------------------------------------------------
                          D.D. (DEL)  DONALD    GALE E.  M. JEANNINE  TIMOTHY S.
                          HOCK        H. PRATT  SAYERS   STRANDJORD   WEBSTER
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Balanced               A           A         C        A            C
--------------------------------------------------------------------------------
   Capital Growth         A           A         A        A            A
--------------------------------------------------------------------------------
   Capital Value          A           A         A        A            A
--------------------------------------------------------------------------------
   Focused Growth         A           A         A        A            A
--------------------------------------------------------------------------------
   Fundamental Equity     A           A         A        A            A
--------------------------------------------------------------------------------
   Giftrust               A           A         A        B            A
--------------------------------------------------------------------------------
   Growth                 D           A         A        A            A
--------------------------------------------------------------------------------
   Heritage               A           C         A        A            A
--------------------------------------------------------------------------------
   New Opportunities      A           C         A        A            A
--------------------------------------------------------------------------------
   New Opportunities II   A           A         A        A            A
--------------------------------------------------------------------------------
   Select                 D           A         D        A            A
--------------------------------------------------------------------------------
   Ultra                  D           A         A        A            D
--------------------------------------------------------------------------------
   Veedot                 C           B         A        A            E
--------------------------------------------------------------------------------
   Vista                  E           C         A        A            D
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen by
Director in Family of
Investment Companies      E           E         E        E            E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment
Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

------

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

------

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those  parties who have entered into  non-disclosure  agreements as of September
29, 2006, are as follows:

*  Aetna, Inc.
*  American Fidelity Assurance Co.
*  AUL/American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Callan Associates, Inc.
*  Cambridge Financial Services, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  CRA RogersCasey, Inc.
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Evaluation Associates, LLC
*  Evergreen Investments
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Life Insurance Company & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Jeffrey Slocum & Associates, Inc.
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  Liberty Life Insurance Company
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial

------

*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  National Life Insurance Company
*  Nationwide Financial
*  New England Pension Consultants
*  Northwestern Mutual Life Insurance Co.
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  Rocaton Investment Advisors, LLC
*  S&P Financial Communications
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

------

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of September 13, 2006, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund.

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
  Investor Class
           Charles Schwab & Co., Inc.        7%                  0%
           San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
           National Financial                68%                 0%
           Services LLC
           New York, New York

           Trustees of American Century      32%                 0%
           Mutual Funds Indep Directors
           Def Comp Plan
           Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
           Charles Schwab & Co., Inc.        12%                 0%
           San Francisco, California

           MLPF&S, Inc.                      11%                 0%
           Jacksonville, Florida

           Delaware Charter                  9%                  0%
           Guarantee & Trust
           Des Moines, Iowa

           National Financial                8%                  0%
           Services LLC
           New York, New York

           Mitra & Co Exp                    7%                  0%
           M&I Trust Company NA
           Milwaukee, Wisconsin

           Nationwide Trust Company          6%                  0%
           Columbus, Ohio
--------------------------------------------------------------------------------
Capital Growth
--------------------------------------------------------------------------------
  Investor Class
           American Century Investment       50%                 50%
           Management, Inc.
           Kansas City, Missouri

           National Financial                29%                 0%
           Services Corp
           New York, New York

           Charles Schwab & Co               17%                 0%
           San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
           American Century Investment       100%                100%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
           American Century Investment       20%                 20%
           Management, Inc.
           Kansas City, Missouri

           Charles Schwab & Co., Inc.        15%                 0%
           San Francisco, California

           American Enterprise               11%                 0%
           Investment Svcs
           Minneapolis, Minnesota
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS  SHAREHOLDER                       OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Capital Growth
--------------------------------------------------------------------------------
  B Class
            American Century Investment       40%              40%
            Management, Inc.
            Kansas City, Missouri

            MLPF&S, Inc.                      10%              0%
            Jacksonville, Florida

            Bear Stearns Securities Corp.     6%               0%
            Brooklyn, New York
--------------------------------------------------------------------------------
  C Class
            American Century Investment       47%              47%
            Management, Inc.
            Kansas City, Missouri

            AG Edwards & Sons Inc.            20%              0%
            FBO RRF Investments LLC
            St. Louis, Missouri

            MLPF&S Inc                        8%               0%
            Jacksonville, Florida

            First Clearing, LLC               5%               0%
            Annandale, New Jersey
--------------------------------------------------------------------------------
  R Class
            American Century Investment       100%             100%
            Management, Inc.
            Kansas City, Missouri
--------------------------------------------------------------------------------
Capital Value
--------------------------------------------------------------------------------
  Investor Class
            Charles Schwab & Co., Inc.        32%              0%
            San Francisco, California

            Saxon & Co                        12%              0%
            Philadelphia, Pennsylvania

            US Bank Trustee                   5%               0%
            Private Asset O/A Platform
            Milwaukee, Wisconsin
--------------------------------------------------------------------------------
  Institutional Class
            Charles Schwab & Co., Inc.        50%              0%
            San Francisco, California

            Saxon & Co.                       46%              0%
            Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
  Advisor Class
            Nationwide Trust Company          70%              0%
            Columbus, Ohio

            Charles Schwab & Co., Inc.        20%              0%
            San Francisco, California

            National Financial                6%               0%
            Services Corp
            New York, New York
--------------------------------------------------------------------------------
Focused Growth
--------------------------------------------------------------------------------
  Investor Class
            National Financial Services LLC   10%              0%
            New York, New York
--------------------------------------------------------------------------------
Fundamental Equity
--------------------------------------------------------------------------------
  Investor Class
            Raymond James & Assoc Inc.        10%              0%
            FBO Mammoser
            St. Petersburg, Florida

            Raymond James & Assoc Inc.        7%               0%
            FBO Dubey ML IRA
            St. Petersburg, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF       PERCENTAGE OF
                                            OUTSTANDING         OUTSTANDING
FUND/                                       SHARES OWNED        SHARES OWNED
CLASS     SHAREHOLDER                       OF RECORD           BENEFICIALLY(1)
--------------------------------------------------------------------------------
Fundamental Equity
--------------------------------------------------------------------------------
  Investor Class
          Charles Schwab & Co., Inc.        6%                  0%
          San Francisco, California

          Gerard P. Sullivan &              6%                  0%
          Gail M. Sullivan JT WROS
          Overland Park, Kansas
--------------------------------------------------------------------------------
  Institutional Class
          American Century Investment       100%                100%
          Management, Inc.
          Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
          Charles Schwab & Co., Inc.        71%                 0%
          San Francisco, California
--------------------------------------------------------------------------------
  B Class
          MLPF&S Inc.                       17%                 0%
          Jacksonville, Florida
--------------------------------------------------------------------------------
  C Class
          MLPF&S Inc.                       33%                 0%
          Jacksonville, Florida
--------------------------------------------------------------------------------
  R Class
          American Century Investment       100%                100%
          Management, Inc.
          Kansas City, Missouri
--------------------------------------------------------------------------------
Giftrust
--------------------------------------------------------------------------------
  Investor Class
          None
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
  Investor Class
          None
--------------------------------------------------------------------------------
  Institutional Class
          State Street Bank TR              74%                 0%
          Lockheed Martin Co
          Defined Contributions
          Plans Master Trust
          Westwood, Massachusetts

          JP Morgan Chase Bank TTEE         6%                  0%
          Avon Personal Savings
          Account Plan Trust
          New York, New York
--------------------------------------------------------------------------------
  C Class
          Pershing LLC                      27%                 0%
          Jersey City, New Jersey

          NFS LLC                           5%                  0%
          FEBO A Daigger &
          Co Inc. LED DEF
          Vernon Hills, Illinois
--------------------------------------------------------------------------------
  R Class
          ING Life Insurance                81%                 0%
          and Annuity Co
          Hartford, Connecticut

          MG Trust Cust FBO                 11%                 0%
          Resource Control
          Associates Inc.
          Denver, Colorado
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
  R Class
             MLPF&S, Inc.                    5%                0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
  Advisor Class
             Charles Schwab & Co., Inc.      13%               0%
             San Francisco, California

             Nationwide Trust Company FSB    11%               0%
             Columbus, Ohio
--------------------------------------------------------------------------------
Heritage
--------------------------------------------------------------------------------
  Investor Class
             Charles Schwab & Co., Inc.      7%                0%
             San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
             Chase Manhattan Bank Trustee    65%               0%
             The BOC Group Inc. Savings
             Investment Plan Trust
             New York, New York

             Trustees of American Century    20%               0%
             P/S & 401(k) Savings
             Plan & Trust
             Kansas City, Missouri

             State Street Bank               12%               0%
             & Trust Trustee
             AFP Habitat
             North Quincy, Massachusetts
--------------------------------------------------------------------------------
  C Class
             None
--------------------------------------------------------------------------------
  Advisor Class
             Charles Schwab & Co., Inc.      49%               0%
             San Francisco, California

             MCB Trust Services              6%                0%
             as Agent For
             Citizens Bank as Trustee FBO
             Centimark Corporation
             401k Plan
             Providence, Rhode Island
--------------------------------------------------------------------------------
Mid Cap Growth
--------------------------------------------------------------------------------
  Investor Class
             American Century Investment     75%               75%
             Management, Inc.
             Kansas City, Missouri

             I.R.A. - Roth                   24%               24%
             Steve A. Vento
             Olympia, Washington
--------------------------------------------------------------------------------
  Institutional Class
             Northwestern Mutual Life        58%               0%
             Milwaukee, Wisconsin

             Maroon Inc.                     42%               0%
             Milwaukee, Wisconsin
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Mid Cap Growth
--------------------------------------------------------------------------------
  A Class
             None
--------------------------------------------------------------------------------
  B Class
             None
--------------------------------------------------------------------------------
  C Class
             American Century Investment     56%               56%
             Management, Inc.
             Kansas City, Missouri

             Scottrade Inc                   30%               30%
             FBO John J. Harrison IRA
             St. Louis, Missouri

             Pershing LLC                    9%                0%
             Jersey City, New Jersey
--------------------------------------------------------------------------------
  R Class
             American Century Investment     100%              100%
             Management, Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------
New Opportunities
--------------------------------------------------------------------------------
  Investor Class
             Trustees of American            8%                0%
             Century Profit
             Sharing and 401K Savings
             Plan & Trust
             Kansas City, Missouri
--------------------------------------------------------------------------------
New Opportunities II
--------------------------------------------------------------------------------
  Investor Class
             US Bank Trustee                 16%               0%
             Private Asset O/A Platform
             Milwaukee, Wisconsin

             American Century Investment     8%                8%
             Management, Inc.
             Kansas City, Missouri

             MLPF&S Inc.                     5%                0%
             Jacksonville, Florida
--------------------------------------------------------------------------------
  Institutional Class
             None
--------------------------------------------------------------------------------
  A Class
             Charles Schwab & Co., Inc.      78%               0%
             San Francisco, California
--------------------------------------------------------------------------------
  B Class
             None
--------------------------------------------------------------------------------
  C Class
             MLPF&S Inc.                     31%               0%
             Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
                                             SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                    OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
NT Growth
--------------------------------------------------------------------------------
  Institutional Class
              American Century Serv Port     39%                39%
              LIVESTRONG™
              2025 Portfolio
              NT Growth Omnibus
              Kansas City, Missouri

              American Century Serv Corp     21%                21%
              LIVESTRONG™
              2035 Portfolio
              NT Growth Omnibus
              Kansas City, Missouri

              American Century Serv Corp     21%                21%
              LIVESTRONG™
              2015 Portfolio
              NT Growth Omnibus
              Kansas City, Missouri

              American Century Serv Corp     14%                14%
              LIVESTRONG™
              2045 Portfolio
              NT Growth Omnibus
              Kansas City, Missouri
--------------------------------------------------------------------------------
NT Vista
--------------------------------------------------------------------------------
  Institutional Class
              American Century Serv Port     37%                37%
              LIVESTRONG™
              2025 Portfolio
              NT Vista Omnibus
              Kansas City, Missouri

              American Century Serv Corp     22%                22%
              LIVESTRONG™
              2035 Portfolio
              NT Vista Omnibus
              Kansas City, Missouri

              American Century Serv Corp     21%                21%
              LIVESTRONG™
              2015 Portfolio
              NT Vista Omnibus
              Kansas City, Missouri

              American Century Serv Corp     16%                16%
              LIVESTRONG™
              2045 Portfolio
              NT Vista Omnibus
              Kansas City, Missouri
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
  Investor Class
              None
--------------------------------------------------------------------------------
  Institutional Class
              Northwestern Mutual Life       47%                0%
              Milwaukee, Wisconsin

              Maroon Inc.                    28%                0%
              Milwaukee, Wisconsin

              The Chase Manhattan            11%                0%
              Bank NA TR
              Huntsman Corp Salary
              Deferral Plan & Trust
              New York, New York

              The Chase Manhattan            5%                 0%
              Bank NA TR
              Huntsman Corp MPP
              Plan & Trust
              New York, New York
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF      PERCENTAGE OF
                                              OUTSTANDING        OUTSTANDING
                                              SHARES OWNED       SHARES OWNED
FUND/CLASS    SHAREHOLDER                     OF RECORD          BENEFICIALLY(1)
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
  A Class
              Charles Schwab & Co., Inc.      40%                0%
              San Francisco, California
--------------------------------------------------------------------------------
  B Class
              None
--------------------------------------------------------------------------------
  C Class
              MLPF&S Inc.                     23%                0%
              Jacksonville, Florida
--------------------------------------------------------------------------------
  R Class
              American Century Investment     100%               100%
              Management, Inc.
              Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
              UMB Bank NA                     41%                0%
              Fiduciary for Various
              Deferred Accounts
              Topeka, Kansas

              MG Trust Company Cust FBO       10%                0%
              Rosen Hotels & Resorts Inc
              Denver, Colorado

              Security Benefit Life           9%                 0%
              Insurance Co.
              Topeka, Kansas

              MLPF&S Inc.                     8%                 0%
              Jacksonville, Florida

              Orchard Trust Company,          7%                 0%
              LLC Cust
              RHD Investors Choice 403B7
              Englewood, Colorado

              Saxon & Co                      7%                 0%
              Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------------------
  Investor Class
              Charles Schwab & Co., Inc.      60%                0%
              San Francisco, California

              Prudential Investment           29%                0%
              MGMT SVC
              Newark, New Jersey

              American Century Investment     11%                11%
              Management, Inc.
              Kansas City, Missouri
--------------------------------------------------------------------------------
  Institutional Class
              American Century Investment     100%               100%
              Management, Inc.
              Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
              None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------------------
  B Class
             None
--------------------------------------------------------------------------------
  C Class
             Pershing LLC                     56%               0%
             Jersey City, New Jersey

             American Century Investment      25%               25%
             Management, Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
             American Century Investment      100%              100%
             Management, Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
  Investor Class
             Charles Schwab & Co., Inc.       7%                0%
             San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
             JP Morgan Chase Bank Trustee     15%               0%
             401(k) Savings Plan of
             JP Morgan Chase & Co. Trust
             Brooklyn, New York

             Fidelity FIIOC TR                13%               0%
             FBO Intel SERP 401k
             Covington, Kentucky

             JP Morgan Chase Bank Trustee     10%               0%
             Bosch Savings Incentive Plan
             Kansas City, Missouri

             JP Morgan Chase TR               8%                0%
             The Interpublic Group of
             Companies Inc.
             Savings Plan Trust
             New York, New York

             Nationwide Trust Company         6%                0%
             FBO Participating
             Retirement Plans
             TPA-NTC
             Columbus, Ohio

             Northern Trust Co TR             6%                0%
             Goodyear Tire & Rubber
             Company 401K Plan Trust
             Chicago, Illinois
--------------------------------------------------------------------------------
  C Class
             Boone County National            5%                0%
             Bank Cust
             FBP MO Bar 457(B) Plan
             Columbia, Missouri
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Ultra
--------------------------------------------------------------------------------
  R Class
             ING National Trust               30%               0%
             Hartford, Connecticut

             ING Life Insurance and           27%               0%
             Annuity Co.
             Hartford, Connecticut

             Massachusetts Mutual             13%               0%
             Life Insurance
             Springfield, Massachusetts

             Hartford Life Ins Co             10%               0%
             Hartford, Connecticut

             Symetra Investment Services      8%                0%
             Seattle, Washington
--------------------------------------------------------------------------------
  Advisor Class
             Nationwide Trust Company         17%               0%
             Columbus, Ohio

             Charles Schwab & Co., Inc.       9%                0%
             San Francisco, California

             ING Life Insurance and           6%                0%
             Annuity Co
             Hartford, Connecticut

             PRIAC as Trustee/Custodian       5%                0%
             For Various Retirement Plans
             Kansas City, Missouri
--------------------------------------------------------------------------------
Veedot
--------------------------------------------------------------------------------
  Investor Class
             None
--------------------------------------------------------------------------------
  Institutional Class
             Trustees of American             59%               0%
             Century P/S & 401K Savings
             Plan & Trust
             Kansas City, Missouri

             American Century Investment      23%               23%
             Management, Inc.
             Kansas City, Missouri

             UMB TR                           11%               0%
             American Century Executive
             Deferred Comp Plan Trust
             Kansas City, Missouri
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
  Investor Class
             John Hancock Life Ins Co. USA    8%                0%
             Toronto, Ontario
--------------------------------------------------------------------------------
  Institutional Class
             Delaware Charter                 28%               0%
             Guarantee & Trust
             Des Moines, Iowa
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF     PERCENTAGE OF
                                              OUTSTANDING       OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
  Institutional Class
             Trustees of American             16%               0%
             Century P/S and 401K
             Savings Plan and Trust
             Kansas City, Missouri

             The Chase Manhattan              11%               0%
             Bank NA TR
             Huntsman Corp Salary
             Deferral Plan & Trust
             New York, New York

             JP Morgan Chase                  10%               0%
             Bank Trustee
             Black & Veatch Employee
             Savings Plan
             Kansas City, Missouri

             JP Morgan Chase                  9%                0%
             Bank Trustee
             Astellas US Retirement
             and Savings Plan
             Kansas City, Missouri
--------------------------------------------------------------------------------
  C Class
             Delaware Charter                 10%               0%
             Guarantee & Trust
             FBO Various Qualified Plans
             Des Moines, Iowa

             Delaware Charter                 9%                0%
             Guarantee & Trust
             FBO Principal Financial Group
             Omnibus Qualified
             Des Moines, Iowa
--------------------------------------------------------------------------------
  R Class
             MFS Heritage Trust Co            82%               0%
             Boston, Massachusetts

             Mid-Atlantic Trust               10%               0%
             FBO Aqua-Chem Ret
             PL & Savings
             Ridgeland, Mississippi

             American Century Investment      8%                8%
             Management, Inc.
             Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
             Trustar/Delaware Charter         14%               0%
             FBO Principal Financial Group
             Wilmington, Delaware

             Charles Schwab & Co., Inc.       13%               0%
             San Francisco, California

             Oklahoma Public Employees        10%               0%
             Retirement System Board
             of Trustees
             FBO OK State Employees
             Def Comp Plan
             Greenwood Village, Colorado

             Delaware Charter                 7%                0%
             Guarantee & Trust
             FBO Various Qualified Plans
             Des Moines, Iowa

             Transamerica Life Insurance      7%                0%
             Company
             Cedar Rapids, Iowa
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the corporation. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of September 13, 2006, the officers and directors of the funds, as a group, owned 1% of the Investor Class of Veedot and owned less than
1% of all other classes of the other funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr., controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in each fund's prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below.
This formula takes into account all of the advisor's assets under management in the fund's investment strategy (strategy assets). Strategy assets include assets of the fund and certain assets of other clients of the advisor outside the
American Century fund family that use very similar investment teams and strategies. For a fund with a corresponding NT fund, strategy assets for both funds also include the assets of the other. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

FUND                 CLASS                        PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Balanced             Investor                     0.900% of first $1 billion
                                                  0.800% over $1 billion
                     -----------------------------------------------------------
                     Institutional                0.700% of first $1 billion
                                                  0.600% over $1 billion
                     -----------------------------------------------------------
                     Advisor                      0.650% of first $1 billion
                                                  0.550% over $1 billion
--------------------------------------------------------------------------------
Capital              Investor, A, B,              1.000% of first $5 billion
Growth               C and R                      0.980% of the next $5 billion
                                                  0.970% of the next $5 billion
                                                  0.960% of the next $5 billion
                                                  0.950% of the next $5 billion
                                                  0.900% of the next $5 billion
                                                  0.800% over $30 billion
--------------------------------------------------------------------------------

------

FUND                   CLASS                      PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Capital                Institutional              0.800% of first $5 billion
Growth                                            0.780% of the next $5 billion
                                                  0.770% of the next $5 billion
                                                  0.760% of the next $5 billion
                                                  0.750% of the next $5 billion
                                                  0.700% of the next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Capital                Investor                   1.10% of first $500 million
Value                                             1.00% of next $500 million
                                                  0.90% over $1 billion
                       ---------------------------------------------------------
                       Institutional              0.90% of first $500 million
                                                  0.80% of next $500 million
                                                  0.70% over $1 billion
                       ---------------------------------------------------------
                       Advisor                    0.85% of first $500 million
                                                  0.75% of next $500 million
                                                  0.65% over $1 billion
--------------------------------------------------------------------------------
Focused                Investor                   1.00%
Growth
--------------------------------------------------------------------------------
Fundamental            Investor, A, B,            1.000% of first $5 billion
Equity                 C and R                    0.980% of next $5 billion
                                                  0.970% of next $5 billion
                                                  0.960% of next $5 billion
                                                  0.950% of next $5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                       ---------------------------------------------------------
                       Institutional              0.800% of first $5 billion
                                                  0.780% of next $5 billion
                                                  0.770% of next $5 billion
                                                  0.760% of next $5 billion
                                                  0.750% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
--------------------------------------------------------------------------------
Giftrust               Investor                   1.00%
--------------------------------------------------------------------------------
Growth                 Investor, C                1.000% of first $5 billion
                       and R                      0.980% of next $5 billion
                                                  0.970% of next $5 billion
                                                  0.960% of next $5 billion
                                                  0.950% of next $5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                       ---------------------------------------------------------
                       Institutional              0.800% of first $5 billion
                                                  0.780% of next $5 billion
                                                  0.770% of next $5 billion
                                                  0.760% of next $5 billion
                                                  0.750% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
                       ---------------------------------------------------------
                       Advisor                    0.750% of first $5 billion
                                                  0.730% of next $5 billion
                                                  0.720% of next $5 billion
                                                  0.710% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.650% of next $5 billion
                                                  0.550% over $30 billion
--------------------------------------------------------------------------------

------

FUND                   CLASS                   PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Heritage               Investor                1.000%
                       and C
                       ---------------------------------------------------------
                       Institutional           0.800%
                       ---------------------------------------------------------
                       Advisor                 0.750%
--------------------------------------------------------------------------------
Mid Cap                Investor, A, B,         1.050% of first $500 million
Growth                 C and R                 1.000% over $500 million
                       ---------------------------------------------------------
                       Institutional           0.850% of first $500 million
                                               0.800% over $500 million
--------------------------------------------------------------------------------
New                    Investor                1.50% of the first $250 million
Opportunities                                  1.25% of next $250 million
                                               1.15% of next $250 million
                                               1.10% over $750 million
--------------------------------------------------------------------------------
New                    Investor, A,            1.50% of the first $250 million
Opportunities II       B and C                 1.25% of next $250 million
                                               1.15% of next $250 million
                                               1.10% over $750 million
                       ---------------------------------------------------------
                       Institutional           1.30% of the first $250 million
                                               1.05% of next $250 million
                                               0.95% of next $250 million
                                               0.90% over $750 million
--------------------------------------------------------------------------------
NT                     Institutional           0.800% of first $5 billion
Growth                                         0.780% of next $5 billion
                                               0.770% of next $5 billion
                                               0.760% of next $5 billion
                                               0.750% of next $5 billion
                                               0.700% of next $5 billion
                                               0.600% over $30 billion
--------------------------------------------------------------------------------
NT Vista               Institutional           0.800%
--------------------------------------------------------------------------------
Select                 Investor, A, B,         1.000% of first $5 billion
                        C and R                0.980% of next $5 billion
                                               0.970% of next $5 billion
                                               0.960% of next $5 billion
                                               0.950% of next $5 billion
                                               0.900% of next $5 billion
                                               0.800% over $30 billion
                       ---------------------------------------------------------
                       Institutional           0.800% of first $5 billion
                                               0.780% of next $5 billion
                                               0.770% of next $5 billion
                                               0.760% of next $5 billion
                                               0.750% of next $5 billion
                                               0.700% of next $5 billion
                                               0.600% over $30 billion
                       ---------------------------------------------------------
                       Advisor                 0.750% of first $5 billion
                                               0.730% of next $5 billion
                                               0.720% of next $5 billion
                                               0.710% of next $5 billion
                                               0.700% of next $5 billion
                                               0.650% of next $5 billion
                                               0.550% over $30 billion
--------------------------------------------------------------------------------
Small Cap             Investor, A, B,             1.300% of first $1 billion
Growth                C and R                     1.100% over $1 billion
                      ----------------------------------------------------------
                      Institutional               1.100% of first $1 billion
                                                  0.900% over $1 billion
--------------------------------------------------------------------------------

------

FUND                  CLASS                       PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Ultra                 Investor, C                 1.000% of first $5 billion
                      and R                       0.980% of next $5 billion
                                                  0.970% of next $5 billion
                                                  0.960% of next $5 billion
                                                  0.950% of next $5 billion
                                                  0.900% of next $5 billion
                                                  0.800% over $30 billion
                      ----------------------------------------------------------
                      Institutional               0.800% of first $5 billion
                                                  0.780% of next $5 billion
                                                  0.770% of next $5 billion
                                                  0.760% of next $5 billion
                                                  0.750% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.600% over $30 billion
                      ----------------------------------------------------------
                      Advisor                     0.750% of first $5 billion
                                                  0.730% of next $5 billion
                                                  0.720% of next $5 billion
                                                  0.710% of next $5 billion
                                                  0.700% of next $5 billion
                                                  0.650% of next $5 billion
                                                  0.550% over $30 billion
--------------------------------------------------------------------------------
Veedot                Investor                    1.250% of first $500 million
                                                  1.100% of next $500 million
                                                  1.000% over $1 billion
                      ----------------------------------------------------------
                      Institutional               1.050% of first $500 million
                                                  0.900% of next $500 million
                                                  0.800% over $1 billion
--------------------------------------------------------------------------------
Vista                 Investor, C                 1.000%
                      and R
                      ----------------------------------------------------------
                      Institutional               0.800%
                      ----------------------------------------------------------
                      Advisor                     0.750%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

------

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2005, 2004 and 2003, are indicated in the following tables.
Because NT Growth, NT Vista and the Investor, Institutional, C and R Classes of
Mid Cap Growth and Small Cap Growth were not in operation as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES
FUND/CLASS                  2005                2004                2003
--------------------------------------------------------------------------------
Balanced                    $5,715,280          $5,409,000          $5,107,000
--------------------------------------------------------------------------------
Capital Growth              $21,281             $7,454              N/A
--------------------------------------------------------------------------------
Capital Value               $4,766,345          $1,927,559          $821,449
--------------------------------------------------------------------------------
Focused Growth              $40,167             N/A                 N/A
--------------------------------------------------------------------------------
Fundamental Equity          $15,524(1)          N/A                 N/A
--------------------------------------------------------------------------------
Giftrust                    $9,173,657          $8,873,785          $7,857,938
--------------------------------------------------------------------------------
Growth                      $47,534,738         $48,430,000         $44,750,000
--------------------------------------------------------------------------------
Heritage                    $10,948,186         $12,821,000         $11,715,000
--------------------------------------------------------------------------------
Mid Cap Growth(2)           $1,382,888          $1,252,131          $1,059,938
--------------------------------------------------------------------------------
New Opportunities           $3,839,704          $4,491,558          $4,300,248
--------------------------------------------------------------------------------
New Opportunities II        $1,283,128          $664,838            $410,210
--------------------------------------------------------------------------------
Select                      $37,902,378         $40,572,517         $37,551,100
--------------------------------------------------------------------------------
Small Cap Growth(2)         $460,953            $299,436            $214,449
--------------------------------------------------------------------------------
Ultra                       $216,746,243        $224,856,000        $200,109,000
--------------------------------------------------------------------------------
Veedot                      $3,187,010          $3,620,633          $3,009,421
--------------------------------------------------------------------------------
Vista                       $19,468,881         $14,415,000         $10,438,000
--------------------------------------------------------------------------------

(1)  FEES ACCRUED FROM NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2005.

(2)  REPRESENTS MANAGEMENT FEES PAID BY THE A, B AND C CLASSES OF THE
     PREDECESSOR FUND TO MASON STREET ADVISORS, LLC AS OF THE FISCAL YEARS
     ENDED MARCH 31, 2006, 2005 AND 2004.

------

SUBADVISOR

The investment management agreement provides that the advisor may delegate certain responsibilities under the agreement to a subadvisor. Currently, Mason
Street Advisors LLC (MSA) serves as subadvisor to the Small Cap Growth Fund and
Mid Cap Growth Fund under a subadvisory agreement between the advisor and MSA dated March 30, 2006, and approved by shareholders on March 30, 2006. The subadvisory agreement continues for an initial period until July 31, 2007, and thereafter so long as continuance is specifically approved at least annually by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, provided that in either event the continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the Board of Directors, a majority of the fund's outstanding shares, or
MSA, and will terminate automatically in the event of its assignment or termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreement provides that MSA will make investment decisions for the funds in accordance with the funds' investment objectives, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time. For the services it provides to Mid Cap Growth, the advisor pays MSA a monthly fee at an annual rate of 0.550% on the first $50 million of the fund's average daily net assets, 0.500% on the next $200 million of average daily net assets, 0.450% on the next $250 million of average daily net assets and 0.400% on average daily net assets over $500 million. For the services it provides to Small Cap Growth, the advisor pays MSA a monthly fee at an annual rate of 0.700% on the first $35 million of the fund's average daily net assets, 0.650% on the next $65 million of average daily net assets, 0.600%
on the next $400 million of average daily net assets and 0.550% on average daily net assets over $500 million.

PORTFOLIO MANAGERS

All funds except Mid Cap Growth and Small Cap Growth

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                    REGISTERED                          OTHER ACCOUNTS
                                    INVESTMENT                          (E.G., SEPARATE
                                    COMPANIES                           ACCOUNTS AND
                                    (E.G., OTHER      OTHER POOLED      CORPORATE
                                    AMERICAN          INVESTMENT        ACCOUNTS
                                    CENTURY FUNDS     VEHICLES (E.G.,   INCLUDING
                                    AND AMERICAN      COMMINGLED        INCUBATION
                                    CENTURY -         TRUSTS AND        STRATEGIES AND
                                    SUBADVISED        529 EDUCATION     CORPORATE
                                    FUNDS)            SAVINGS PLANS)    MONEY)
---------------------------------------------------------------------------------------
Balanced(1)
---------------------------------------------------------------------------------------
William         Number of Other     12                0                 3
Martin          Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $7,392,320,364    N/A               $346,857,352
                Accounts Managed
---------------------------------------------------------------------------------------
Thomas P.       Number of Other     10                0                 3
Vaiana          Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $6,253,375,349    N/A               $346,857,352
                Accounts Managed
---------------------------------------------------------------------------------------

(1)  INFORMATION PROVIDED AS OF APRIL 21, 2006.

------

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                    REGISTERED                          OTHER ACCOUNTS
                                    INVESTMENT                          (E.G., SEPARATE
                                    COMPANIES                           ACCOUNTS AND
                                    (E.G., OTHER      OTHER POOLED      CORPORATE
                                    AMERICAN          INVESTMENT        ACCOUNTS
                                    CENTURY FUNDS     VEHICLES (E.G.,   INCLUDING
                                    AND AMERICAN      COMMINGLED        INCUBATION
                                    CENTURY -         TRUSTS AND        STRATEGIES AND
                                    SUBADVISED        529 EDUCATION     CORPORATE
                                    FUNDS)            SAVINGS PLANS)    MONEY)
---------------------------------------------------------------------------------------
Balanced(1)
---------------------------------------------------------------------------------------
Fei Zou         Number of Other     4                 0                 1
                Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $3,457,550,829    N/A               $10,470,322
                Accounts Managed
---------------------------------------------------------------------------------------
G. David        Number of Other     5                 0                 1
MacEwen         Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $1,653,100,674    N/A               $26,599,241
                Accounts Managed
---------------------------------------------------------------------------------------
Robert V.       Number of Other     14                0                 2
Gahagan         Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $6,861,245,597    N/A               $38,134,266
                Accounts Managed
---------------------------------------------------------------------------------------
James F.        Number of Other     5                 0                 1
Keegan          Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $1,276,417,206    N/ A              $26,599,241
                Accounts Managed
---------------------------------------------------------------------------------------
Jeffrey L.      Number of Other     4                 0                 1
Houston         Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $1,207,232,742    N/A               $26,599,241
                Accounts Managed
---------------------------------------------------------------------------------------
Alejandro       Number of Other     8                 0                 2
H. Aguilar      Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $4,630,812,435    N/A               $38,134,266
                Accounts Managed
---------------------------------------------------------------------------------------
Brian Howell    Number of Other     6                 0                 2
                Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $2,700,382,747    N/A               $38,134,266
                Accounts Managed
---------------------------------------------------------------------------------------
John F. Walsh   Number of Other     4                 0                 1
                Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $1,207,232,742    N/A               $26,599,241
                Accounts Managed
---------------------------------------------------------------------------------------
Dan Shiffman    Number of Other     8                 0                 2
                Accounts Managed
                -----------------------------------------------------------------------
                Assets in Other     $5,224,353,486    N/A               $26,599,241
                Accounts Managed
---------------------------------------------------------------------------------------
Capital Growth
---------------------------------------------------------------------------------------
Gregory J.    Number of Other     7                  0                  3
Woodhams      Accounts Managed
              Assets in Other     $9,229,065,690     N/A                $119,199,093
              Accounts Managed
              -------------------------------------------------------------------------
E. A.         Number of Other     3                  0                  3
Prescott      Accounts Managed
LeGard
              Assets in Other     $5,616,146,705     N/A                $119,199,093
              Accounts Managed
---------------------------------------------------------------------------------------

(1)  INFORMATION PROVIDED AS OF APRIL 21, 2006.

------

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                  REGISTERED                            OTHER ACCOUNTS
                                  INVESTMENT                            (E.G., SEPARATE
                                  COMPANIES                             ACCOUNTS AND
                                  (E.G., OTHER       OTHER POOLED       CORPORATE
                                  AMERICAN           INVESTMENT         ACCOUNTS
                                  CENTURY FUNDS      VEHICLES (E.G.,    INCLUDING
                                  AND AMERICAN       COMMINGLED         INCUBATION
                                  CENTURY -          TRUSTS AND         STRATEGIES AND
                                  SUBADVISED         529 EDUCATION      CORPORATE
                                  FUNDS)             SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
Capital Value
---------------------------------------------------------------------------------------
Mark          Number of Other     10                 0                  3
Mallon        Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $6,367,445,040     N/A                $212,144,211
              Accounts Managed
---------------------------------------------------------------------------------------
Charles       Number of Other     10                 0                  3
Ritter        Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $6,367,445,040     N/A                $212,144,211
              Accounts Managed
---------------------------------------------------------------------------------------
Brendan       Number of Other     10                 0                  3
Healy         Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $6,367,445,040     N/A                $212,144,211
              Accounts Managed
---------------------------------------------------------------------------------------
Focused Growth
---------------------------------------------------------------------------------------
Gregory J.    Number of Other     7                  0                  3
Woodhams      Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $9,219,653,916     N/A                $119,199,093
              Accounts Managed
---------------------------------------------------------------------------------------
Joseph        Number of Other     0                  0                  0
Reiland       Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     N/A                N/A                N/A
              Accounts Managed
---------------------------------------------------------------------------------------
Fundamental Equity
---------------------------------------------------------------------------------------
Jerry         Number of Other     3                  0                  0
Sullivan      Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $21,721,294,962    N/A                N/A
              Accounts Managed
---------------------------------------------------------------------------------------
Robert        Number of Other     0                  0                  0
Brookby       Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     N/A                N/A                N/A
              Accounts Managed
---------------------------------------------------------------------------------------
Giftrust
---------------------------------------------------------------------------------------
David M.      Number of Other     2                  0                  0
Rose          Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $1,167,541,669     N/A                N/A
              Accounts Managed
---------------------------------------------------------------------------------------
Kurt R.       Number of Other     2                  0                  0
Stalzer       Accounts Managed
              -------------------------------------------------------------------------
              Assets in Other     $1,167,541,669     N/A                N/A
              Accounts Managed
---------------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                      REGISTERED                           OTHER ACCOUNTS
                                      INVESTMENT                           (E.G., SEPARATE
                                      COMPANIES                            ACCOUNTS AND
                                      (E.G., OTHER       OTHER POOLED      CORPORATE
                                      AMERICAN           INVESTMENT        ACCOUNTS
                                      CENTURY FUNDS      VEHICLES (E.G.,   INCLUDING
                                      AND AMERICAN       COMMINGLED        INCUBATION
                                      CENTURY -          TRUSTS AND        STRATEGIES AND
                                      SUBADVISED         529 EDUCATION     CORPORATE
                                      FUNDS)             SAVINGS PLANS)    MONEY)
------------------------------------------------------------------------------------------
Growth
------------------------------------------------------------------------------------------
Gregory J.       Number of Other      7                  0                 3
Woodhams         Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $4,444,402,315     N/A               $119,199,093
                 Accounts Managed
------------------------------------------------------------------------------------------
E. A. Prescott   Number of Other      3                  0                 3
LeGard           Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $831,483,330       N/A               $119,199,093
                 Accounts Managed
------------------------------------------------------------------------------------------
Heritage
------------------------------------------------------------------------------------------
David M.         Number of Other      2                  0                 0
Rose             Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $1,230,726,532     N/A               N/A
                 Accounts Managed
------------------------------------------------------------------------------------------
Kurt R.          Number of Other      2                  0                 0
Stalzer          Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $1,230,726,532     N/A               N/A
                 Accounts Managed
------------------------------------------------------------------------------------------
New Opportunities
------------------------------------------------------------------------------------------
Harold           Number of Other      1                  0                 14
Bradley          Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $97,206,408        N/A               $23,196,743
                 Accounts Managed
------------------------------------------------------------------------------------------
Matthew          Number of Other      1                  0                 0
Ferretti(1)      Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $114,029,365       N/A               N/A
                 Accounts Managed
------------------------------------------------------------------------------------------
Stafford         Number of Other      1                  0                 0
Southwick(2)     Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $114,504,071       N/A               N/A
                 Accounts Managed
------------------------------------------------------------------------------------------
New Opportunities II
------------------------------------------------------------------------------------------
Harold           Number of Other      1                  0                 14
Bradley          Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $240,673,473       N/A               $23,196,743
                 Accounts Managed
------------------------------------------------------------------------------------------
Matthew          Number of Other      1                  0                 0
Ferretti(1)      Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $259,545,107       N/A               N/A
                 Accounts Managed
------------------------------------------------------------------------------------------
Stafford         Number of Other      1                  0                 0
Southwick(2)     Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other      $274,858,936       N/A               N/A
                 Accounts Managed
------------------------------------------------------------------------------------------

(1)  MR. FERRETTI BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON JUNE 30, 2006. INFORMATION IS PROVIDED AS OF JULY 12,
     2006.

(2)  MR. SOUTHWICK BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON APRIL 1, 2006. INFORMATION IS PROVIDED AS OF APRIL 1,
     2006.

------

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                   REGISTERED                           OTHER ACCOUNTS
                                   INVESTMENT                           (E.G., SEPARATE
                                   COMPANIES                            ACCOUNTS AND
                                   (E.G., OTHER      OTHER POOLED       CORPORATE
                                   AMERICAN          INVESTMENT         ACCOUNTS
                                   CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                   AND AMERICAN      COMMINGLED         INCUBATION
                                   CENTURY -         TRUSTS AND         STRATEGIES AND
                                   SUBADVISED        529 EDUCATION      CORPORATE
                                   FUNDS)            SAVINGS PLANS)     MONEY)
---------------------------------------------------------------------------------------
NT Growth(1)
---------------------------------------------------------------------------------------
Gregory J.     Number of Other     8                 0                  3
Woodhams       Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $9,794,623,329    N/A                $134,259,345
               Accounts Managed
---------------------------------------------------------------------------------------
E.A.           Number of Other     4                 0                  3
Prescott       Accounts Managed
LeGard
               ------------------------------------------------------------------------
               Assets in Other     $5,821,020,595    N/A                $134,259,345
               Accounts Managed
---------------------------------------------------------------------------------------
NT Vista(1)
Glenn          Number of Other     8                 0                  1
Fogle          Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $7,052,458,009    N/A                $30,699,952
               Accounts Managed
---------------------------------------------------------------------------------------
David          Number of Other     8                 0                  1
Hollond        Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $7,052,458,009    N/A                $30,699,952
               Accounts Managed
---------------------------------------------------------------------------------------
Select
---------------------------------------------------------------------------------------
Harold         Number of Other     3                 0                  14
Bradley(2)     Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $787,068,444      N/A                $26,399,165
               Accounts Managed
---------------------------------------------------------------------------------------
Keith Lee      Number of Other     1                 0                  0
               Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $435,618,606      N/A                N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Michael        Number of Other     1                 0                  0
Li(3)          Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $433,736,823      N/A                N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Ultra
---------------------------------------------------------------------------------------
Thomas         Number of Other     2                 0                  0
Telford(4)     Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $1,587,618,801    N/A                N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Wade           Number of Other     1                 0                  0
Slome          Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $259,364,324      N/A                N/A
               Accounts Managed
---------------------------------------------------------------------------------------
Jerry          Number of Other     3                 0                  0
Sullivan       Accounts Managed
               ------------------------------------------------------------------------
               Assets in Other     $686,105,081      N/A                N/A
               Accounts Managed
---------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE WILL BE MAY 12, 2006. THE FUND'S INFORMATION
     IS PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

(2)  MR. BRADLEY BECAME A PORTFOLIO MANAGER FOR SELECT ON APRIL 1, 2006.
     INFORMATION IS PROVIDED AS OF APRIL 10, 2006.

(3)  DR. LI BECAME A PORTFOLIO MANAGER FOR SELECT ON FEBRUARY 1, 2006.
     INFORMATION IS PROVIDED AS OF FEBRUARY 10, 2006.

(4)  MR. TELFORD BECAME A PORTFOLIO MANAGER FOR ULTRA ON JUNE 30, 2006.
     INFORMATION IS PROVIDED AS OF JULY 12, 2006.

------

OTHER ACCOUNTS MANAGED (AS OF OCTOBER 31, 2005)
                                REGISTERED                         OTHER ACCOUNTS
                                INVESTMENT                         (E.G., SEPARATE
                                COMPANIES                          ACCOUNTS AND
                                (E.G., OTHER     OTHER POOLED      CORPORATE
                                AMERICAN         INVESTMENT        ACCOUNTS
                                CENTURY FUNDS    VEHICLES (E.G.,   INCLUDING
                                AND AMERICAN     COMMINGLED        INCUBATION
                                CENTURY -        TRUSTS AND        STRATEGIES AND
                                SUBADVISED       529 EDUCATION     CORPORATE
                                FUNDS)           SAVINGS PLANS)    MONEY)
------------------------------------------------------------------------------------
Veedot
------------------------------------------------------------------------------------
John        Number of Other     1                0                 3
Small Jr.   Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $4,929,879       N/A               $1,252,455
            Accounts Managed
------------------------------------------------------------------------------------
Vista
------------------------------------------------------------------------------------
Glenn       Number of Other     7                0                 1
Fogle       Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $3,814,961,642   N/A               $29,172,828
            Accounts Managed
------------------------------------------------------------------------------------
David       Number of Other     7                0                 1
Hollond     Accounts Managed
            ------------------------------------------------------------------------
            Assets in Other     $3,814,961,642   N/A               $29,172,828
            Accounts Managed
------------------------------------------------------------------------------------

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios.
Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities

------

transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information (other than NT Growth and NT Vista), investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark.
Custom peer groups are constructed using all the funds in appropriate Lipper or
Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as NT Growth and NT Vista, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for NT Growth and NT Vista.

A portion of portfolio managers' bonuses also is tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

------

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of October 31, 2005, the fund's most recent fiscal year end. Because NT Growth and NT Vista were not in operation as of October 31, 2005, they are not included in the chart below.

OWNERSHIP OF SECURITIES             AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Balanced(1)
  William Martin(2)                   A
--------------------------------------------------------------------------------
  Thomas P. Vaiana(2)                 A
--------------------------------------------------------------------------------
  Fei Zou(2)                          A
--------------------------------------------------------------------------------
  G. David MacEwen(2)                 A
--------------------------------------------------------------------------------
  Robert V. Gahagan(2)                A
--------------------------------------------------------------------------------
  James F. Keegan(2)                  A
--------------------------------------------------------------------------------
  Jeffrey L. Houston(2)               A
--------------------------------------------------------------------------------
  Alejandro H. Aguilar(2)             A
--------------------------------------------------------------------------------
  Brian Howell(2)                     A
--------------------------------------------------------------------------------
  John F. Walsh(2)                    A
--------------------------------------------------------------------------------
  Dan Shiffman(2)                     A
--------------------------------------------------------------------------------
Capital Growth
  Gregory J. Woodhams(2)              A
--------------------------------------------------------------------------------
  E.A. Prescott LeGard(2)             A
--------------------------------------------------------------------------------
Capital Value
  Mark Mallon                         D
--------------------------------------------------------------------------------
  Charles Ritter                      E
--------------------------------------------------------------------------------
  Brendan Healy                       D
--------------------------------------------------------------------------------
Focused Growth
  Gregory J. Woodhams                 C
--------------------------------------------------------------------------------
  Joseph Reiland                      D
--------------------------------------------------------------------------------
Fundamental Equity
  Jerry Sullivan                      D
--------------------------------------------------------------------------------
  Robert Brookby                      C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000;
E - $100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  INFORMATION PROVIDED AS OF APRIL 1, 2006.

(2)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

------

OWNERSHIP OF SECURITIES             AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Giftrust
  David M. Rose(1)                    A
--------------------------------------------------------------------------------
  Kurt R. Stalzer(1)                  A
--------------------------------------------------------------------------------
Growth
  Gregory J. Woodhams                 E
--------------------------------------------------------------------------------
  E.A. Prescott LeGard                F
--------------------------------------------------------------------------------
Heritage
  David M. Rose                       E
--------------------------------------------------------------------------------
  Kurt R. Stalzer                     D
--------------------------------------------------------------------------------
New Opportunities
  Harold Bradley                      F
--------------------------------------------------------------------------------
  Matthew Ferretti(2)                 C
--------------------------------------------------------------------------------
  Stafford Southwick(3)               C
--------------------------------------------------------------------------------
New Opportunities II
  Harold Bradley                      E
--------------------------------------------------------------------------------
  Matthew Ferretti(1)(2)              A
--------------------------------------------------------------------------------
  Stafford Southwick(3)               C
--------------------------------------------------------------------------------
Select
  Harold Bradley(4)                   C
--------------------------------------------------------------------------------
  Keith Lee                           E
--------------------------------------------------------------------------------
  Michael Li(5)                       B
--------------------------------------------------------------------------------
Ultra
  Thomas Telford(6)                   E
--------------------------------------------------------------------------------
  Wade Slome                          E
--------------------------------------------------------------------------------
  Jerry Sullivan                      D
--------------------------------------------------------------------------------
Veedot
  John Small Jr.                      E
--------------------------------------------------------------------------------
Vista
  Glenn Fogle                         E
--------------------------------------------------------------------------------
  David Hollond                       E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

(2)  MR. FERRETTI BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON JUNE 30, 2006. INFORMATION IS PROVIDED AS OF JULY 12,
     2006.

(3)  MR. SOUTHWICK BECAME A PORTFOLIO MANAGER FOR NEW OPPORTUNITIES AND NEW
     OPPORTUNITIES II ON APRIL 1, 2006. INFORMATION IS PROVIDED AS OF APRIL 1,
     2006.

(4)  MR. BRADLEY BECAME A PORTFOLIO MANAGER FOR SELECT ON APRIL 1, 2006.
     INFORMATION IS PROVIDED AS OF APRIL 10, 2006.

(5)  DR. LI BECAME A PORTFOLIO MANAGER FOR SELECT ON FEBRUARY 1, 2006.
     INFORMATION IS PROVIDED AS OF FEBRUARY 10, 2006.

(6)  MR. TELFORD BECAME A PORTFOLIO MANAGER FOR ULTRA ON JUNE 30, 2006.
     INFORMATION IS PROVIDED AS OF JULY 12, 2006.

------

Mid Cap Growth
Small Cap Growth

The information under this heading has been provided by MSA, the subadvisor for
Mid Cap Growth and Small Cap Growth.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

Certain of the fund's portfolio managers or members of the investment team as identified in the prospectus may also manage other mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The table below identifies for each person the number of accounts (other than the funds) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. These categories are collectively referred to as "accounts." None of the accounts identified below pays advisory fees that are based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF MARCH 31, 2006)
                                                                  OTHER ACCOUNTS
                                                OTHER POOLED      (E.G., SEPARATE
                                                INVESTMENT        ACCOUNTS AND
                                                VEHICLES (E.G.,   CORPORATE
                                                COMMINGLED        ACCOUNTS INCLUDING
                                REGISTERED      TRUSTS AND 529    INCUBATION
                                INVESTMENT      EDUCATION         STRATEGIES AND
                                COMPANIES       SAVINGS PLANS)    CORPORATE MONEY)
------------------------------------------------------------------------------------
Mid Cap Growth
------------------------------------------------------------------------------------
William R.   Number of Other    3(1)            0                 0
Walker       Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $1.95 billion   N/A               N/A
             Accounts Managed
------------------------------------------------------------------------------------
Small Cap Growth
------------------------------------------------------------------------------------
William R.   Number of Other    3(2)            0                 0
Walker       Accounts Managed
             -----------------------------------------------------------------------
             Assets in Other    $2.08 billion   N/A               N/A
             Accounts Managed
------------------------------------------------------------------------------------

(1)  EXCLUDES MASON STREET AGGRESSIVE GROWTH STOCK FUND, WHICH REORGANIZED
     INTO THE FUND.

(2)  EXCLUDES MASON STREET SMALL CAP GROWTH STOCK FUND, WHICH REORGANIZED
     INTO THE FUND.

Compensation of Portfolio Managers

MSA has adopted a system of compensation for portfolio managers that seeks to attract, motivate and retain high quality investment personnel and align the financial interests of the portfolio managers with the performance of MSA and its clients. A portfolio manager's compensation consists primarily of the following three components: a base salary, annual variable compensation and, for certain portfolio managers, long-term variable compensation. Eligibility and participation in the annual and long-term variable compensation programs is determined on a year-to-year basis. Each portfolio manager is also eligible to participate in benefit plans and programs available generally to all employees of MSA.

A portfolio manager's total compensation is determined through a process that combines both objective and subjective criteria. Initially, at the beginning of each year, compensation targets are determined for each portfolio manager based on market factors and the skill, experience and tenure of the portfolio manager.
The compensation target is then allocated among base salary, annual variable compensation and long-term variable compensation based on a formula for each portfolio manager.

At the end of the year, the portfolio manager's performance is evaluated using both objective and subjective criteria. Primary consideration is given to the historic investment performance of accounts managed by the portfolio manager over both a one-year and a four-year period, with more weight typically being given to the longer-term performance. The performance of each account managed by the portfolio manager is measured against a relevant peer group and/or an applicable benchmark, as deemed appropriate. If a portfolio manager manages more than one account, performance is weighted based on a combination of factors, including the number and type of accounts managed, and the assets in each account.

------

The evaluation process also includes a subjective evaluation of competencies or behaviors deemed important to achieving MSA's overall business objectives.
Subjective criteria may include considerations such as management and supervisory responsibilities, market factors, complexity of investment strategies, length of service, team building efforts and successes, risk management initiatives and leadership contributions. A portfolio manager's compensation is then determined by applying a multiplier (which can be greater or less than 1.0) based on the annual evaluation of the objective and subjective criteria to the targeted compensation. Long-term variable pay grants are made on an annual basis and are credited to a deferred account that accrues interest on the balances. Awarded grants vest over a three to five-year vesting period and are paid upon vesting.

CONFLICTS OF INTEREST

Conflicts of interest may arise when a portfolio manager is responsible for the management of more than one account. The principal types of these potential conflicts may include:

TIME AND ATTENTION. The management of multiple funds and/or accounts may give rise to potential conflicts of interest as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. This could result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other accounts. The effect of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different objectives, benchmarks, time horizons, and fees.

LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.
MSA seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. In addition, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

PERSONAL ACCOUNTS. Portfolio managers may be permitted to purchase and sell securities for their own personal accounts or the personal accounts of family members, which could potentially influence the portfolio manager's decisions with respect to purchasing or selling the same securities for the fund. To mitigate this potential conflict of interest, MSA has adopted Codes of Ethics or other policies and procedures governing the personal securities transactions of its portfolio managers.

DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

MSA and the fund have adopted compliance polices and procedures, as applicable, that are designed to address these, and other, types of conflicts of interest.
There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

------

Portfolio Manager Securities Ownership

As of March 31, 2006, the portfolio managers beneficially owned no shares of the fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 50.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 50. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  State Street Bank and Trust Company,  One Lincoln Street,
Boston,  Massachusetts 02111,  maintains custody accounts for the safekeeping of futures trading margin for Mid Cap Growth and Small Cap Growth.  Goldman,  Sachs
& Co., 85 Broad Street, New York, New York 10004, maintains custody accounts for the  safekeeping  of futures  trading  margin  for all funds  except Mid Cap
Growth and Small Cap Growth.  The  custodians  take no part in  determining  the investment  policies of the funds or in deciding which  securities are purchased or sold by the funds. The funds,  however,  may invest in certain obligations of the  custodians  and may  purchase  or sell  certain  securities  from or to the custodians.  JPMorgan Chase Bank is paid based on the monthly  average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings and

(3)  reviewing the annual federal income tax return filed for each fund.

------

BROKERAGE ALLOCATION

CAPITAL GROWTH, CAPITAL VALUE, FOCUSED GROWTH, FUNDAMENTAL EQUITY, GIFTRUST,
GROWTH, HERITAGE, MID CAP GROWTH, NEW OPPORTUNITIES, NEW OPPORTUNITIES II, NT
GROWTH, NT VISTA, SELECT, SMALL CAP GROWTH, ULTRA, VEEDOT, VISTA, AND THE EQUITY
PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For Mid Cap Growth and Small Cap Growth, the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the subadvisor under the terms of the subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds. In the fiscal years ended October 31, 2005, 2004 and 2003, the brokerage commissions of each fund are listed in the following table. Because NT Growth and NT Vista were not in operation as of the fiscal year end, they are not included.

FUND                           2005              2004              2003
--------------------------------------------------------------------------------
Balanced                       $920,605          $1,223,255        $1,606,559
--------------------------------------------------------------------------------
Capital Growth                 $2,281            $1,342(1)         N/A
--------------------------------------------------------------------------------
Capital Value                  $170,142          $76,585           $41,498
--------------------------------------------------------------------------------
Focused Growth                 $4,808(2)         N/A               N/A
--------------------------------------------------------------------------------
Fundamental Equity             $1,686(3)         N/A               N/A
--------------------------------------------------------------------------------
Giftrust                       $2,476,145        $3,433,171        $1,826,653
--------------------------------------------------------------------------------
Growth                         $4,107,762        $8,405,085        $11,633,672
--------------------------------------------------------------------------------
Heritage                       $3,052,428        $5,217,528        $2,689,688
--------------------------------------------------------------------------------
Mid Cap Growth(4) (5)          $437,184          $245,045          $150,296
--------------------------------------------------------------------------------
New Opportunities              $1,027,283        $1,521,059        $1,463,909
--------------------------------------------------------------------------------
New Opportunities II           $367,669          $231,389          $167,785
--------------------------------------------------------------------------------
Select                         $2,279,586        $3,551,910        $6,445,767
--------------------------------------------------------------------------------
Small Cap Growth(4) (6)        $167,469          $72,119           $58,052
--------------------------------------------------------------------------------
Ultra                          $8,078,728        $9,440,731        $25,150,177
--------------------------------------------------------------------------------
Veedot                         $1,200,009        $1,597,322        $1,873,205
--------------------------------------------------------------------------------
Vista                          $5,978,255        $6,049,997        $5,927,293
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(2)  FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2005.

(4)  REFLECTS COMMISSIONS PAID BY THE PREDECESSOR FUND AS OF THE FISCAL
     YEAR ENDED MARCH 31.

(5)  FOR THE FISCAL YEAR ENDED MARCH 31, 2006, THE PREDECESSOR FUND PAID
     $472,870.

(6)  FOR THE FISCAL YEAR ENDED MARCH 31, 2006, THE PREDECESSOR FUND PAID
     $219,083.

The funds' distributor (ACIS) and investment advisor (ACIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan Securities Inc. (JPMS), a subsidiary of JPM, the following brokerage commissions for the fiscal years ended October 31, 2005,
2004 and 2003.

------

FUND                             2005                2004                2003
--------------------------------------------------------------------------------
Balanced                         $0                  $108                $1,500
--------------------------------------------------------------------------------
Capital Growth                   $1                  $11(1)              N/A
--------------------------------------------------------------------------------
Capital Value                    $132                $88                 $0
--------------------------------------------------------------------------------
Focused Growth                   $0(2)               N/A                 N/A
--------------------------------------------------------------------------------
Fundamental Equity               $0(3)               N/A                 N/A
--------------------------------------------------------------------------------
Giftrust                         $3,028              $3,989              $3,726
--------------------------------------------------------------------------------
Growth                           $2,036              $60,707             $30,568
--------------------------------------------------------------------------------
Heritage                         $3,036              $1,104              $5,648
--------------------------------------------------------------------------------
Mid Cap Growth(4)                N/A                 N/A                 N/A
--------------------------------------------------------------------------------
New Opportunities                $0                  $0                  $940
--------------------------------------------------------------------------------
New Opportunities II             $0                  $0                  $60
--------------------------------------------------------------------------------
Select                           $3,103              $75,020             $32,555
--------------------------------------------------------------------------------
Small Cap Growth(5)              N/A                 N/A                 N/A
--------------------------------------------------------------------------------
Ultra                            $25,240             $17,936             $34,969
--------------------------------------------------------------------------------
Veedot                           $0                  $657                $7,100
--------------------------------------------------------------------------------
Vista                            $812                $14,861             $28,909
--------------------------------------------------------------------------------

(1)  FEBRUARY 27, 2004 (INCEPTION) THROUGH OCTOBER 31, 2004.

(2)  FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2005.

(4)  BROKERAGE COMMISSIONS PAID BEFORE APRIL 1, 2006 WERE PAID BY MASON
     STREET AGGRESSIVE GROWTH FUND, WHICH WAS NOT AFFILIATED WITH JPM OR JPMS.
     MID CAP GROWTH ACQUIRED ALL OF THE NET ASSETS OF MASON STREET AGGRESSIVE
     GROWTH FUND ON MARCH 31, 2006.

(5)  BROKERAGE COMMISSIONS PAID BEFORE APRIL 1, 2006 WERE PAID BY MASON
     STREET SMALL CAP GROWTH FUND, WHICH WAS NOT AFFILIATED WITH JPM OR JPMS.
     SMALL CAP GROWTH ACQUIRED ALL OF THE NET ASSETS OF MASON STREET SMALL CAP
     GROWTH FUND ON MARCH 31, 2006.

For the fiscal year ended October 31, 2005, the following table shows the percentage of each fund's aggregate brokerage commissions paid to JPMS and the percentage of each fund's aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS.

                                                                 PERCENTAGE OF
                                    PERCENTAGE                   DOLLAR AMOUNT
                                    OF BROKERAGE                 OF PORTFOLIO
FUND                                COMMISSIONS                  TRANSACTIONS
--------------------------------------------------------------------------------
Balanced                            0.00%                        0.00%
--------------------------------------------------------------------------------
Capital Growth                      0.04%                        0.02%
--------------------------------------------------------------------------------
Capital Value                       0.08%                        0.02%
--------------------------------------------------------------------------------
Focused Growth(1)                   0.00%                        0.00%
--------------------------------------------------------------------------------
Fundamental Equity(2)               0.00%                        0.00%
--------------------------------------------------------------------------------
Giftrust                            0.12%                        0.06%
--------------------------------------------------------------------------------
Growth                              0.04%                        0.04%
--------------------------------------------------------------------------------
Heritage                            0.10%                        0.05%
--------------------------------------------------------------------------------
Mid Cap Growth(3)                   N/A                          N/A
--------------------------------------------------------------------------------
New Opportunities                   0.00%                        0.00%
--------------------------------------------------------------------------------
New Opportunities II                0.00%                        0.00%
--------------------------------------------------------------------------------
Select                              0.14%                        0.03%
--------------------------------------------------------------------------------
Small Cap Growth(4)                 N/A                          N/A
--------------------------------------------------------------------------------
Ultra                               0.31%                        0.11%
--------------------------------------------------------------------------------
Veedot                              0.00%                        0.00%
--------------------------------------------------------------------------------
Vista                               0.01%                        0.01%
--------------------------------------------------------------------------------

(1)   FEBRUARY 28, 2005 (INCEPTION) THROUGH OCTOBER 31, 2005.

(2)   NOVEMBER 30, 2004 (INCEPTION) THROUGH OCTOBER 31, 2005.

(3)  BROKERAGE COMMISSIONS PAID BEFORE APRIL 1, 2006 WERE PAID BY MASON
     STREET AGGRESSIVE GROWTH FUND, WHICH WAS NOT AFFILIATED WITH JPM OR JPMS.
     MID CAP GROWTH ACQUIRED ALL OF THE NET ASSETS OF MASON STREET AGGRESSIVE
     GROWTH FUND ON MARCH 31, 2006.

(4)  BROKERAGE COMMISSIONS PAID BEFORE APRIL 1, 2006 WERE PAID BY MASON
     STREET SMALL CAP GROWTH FUND, WHICH WAS NOT AFFILIATED WITH JPM OR JPMS.
     SMALL CAP GROWTH ACQUIRED ALL OF THE NET ASSETS OF MASON STREET SMALL CAP
     GROWTH FUND ON MARCH 31, 2006.

------

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF BALANCED

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of the broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the funds and to the advisor.
Such information or services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies. As new funds, NT Growth and NT Vista are not included in the table below.

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND              BROKER, DEALER OR PARENT                 OCTOBER 31, 2005
--------------------------------------------------------------------------------
Balanced          Morgan Stanley                           $7,890,537
                  --------------------------------------------------------------
                  LB-UBS Commercial Mortgage               $7,417,418
                  --------------------------------------------------------------
                  Bear Stearns Companies, Inc.             $5,079,405
                  --------------------------------------------------------------
                  Citigroup Inc.                           $2,276,662
                  --------------------------------------------------------------
                  Goldman Sachs Group, Inc.                $1,574,442
                  --------------------------------------------------------------
                  Merrill Lynch and Company, Inc.          $542,539
--------------------------------------------------------------------------------

------

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                     BROKER, DEALER OR PARENT           OCTOBER 31, 2005
--------------------------------------------------------------------------------
Capital Growth           None
--------------------------------------------------------------------------------
Capital Value            Citigroup Inc                      $22,711,458
                         -------------------------------------------------------
                         Merrill Lynch & Co., Inc.          $8,597,472
                         -------------------------------------------------------
                         Morgan Stanley                     $7,231,089
--------------------------------------------------------------------------------
Focused Growth           None
--------------------------------------------------------------------------------
Fundamental Equity       Citigroup Inc.                     $70,684
                         -------------------------------------------------------
                         Goldman Sachs Group, Inc.          $29,950
                         -------------------------------------------------------
                         Morgan Stanley                     $28,892
--------------------------------------------------------------------------------
Giftrust                 None
--------------------------------------------------------------------------------
Growth                   None
--------------------------------------------------------------------------------
Heritage                 None
--------------------------------------------------------------------------------
Mid Cap Growth           None(1)
--------------------------------------------------------------------------------
New Opportunities        None
--------------------------------------------------------------------------------
New Opportunities II     None
--------------------------------------------------------------------------------
Select                   Citigroup Inc.                     $62,900,163
--------------------------------------------------------------------------------
Small Cap Growth         None(1)
--------------------------------------------------------------------------------
Ultra                    Citigroup Inc.                     $268,682,820
                         -------------------------------------------------------
                         The Goldman Sachs Group, Inc.      $214,197,150
--------------------------------------------------------------------------------
Veedot                   Merrill Lynch & Company, Inc.      $1,359,540
                         -------------------------------------------------------
                         Charles Schwab Corp.               $813,200
                         -------------------------------------------------------
                         Goldman Sachs & Company, Inc.      $695,035
                         -------------------------------------------------------
                         Lehman Brothers Holdings, Inc.     $658,185
--------------------------------------------------------------------------------
Vista                    None
--------------------------------------------------------------------------------

(1)  AS OF MARCH 31, 2006, THE PREDECESSOR FUND'S FISCAL YEAR END.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

------

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund, upon its liquidation or dissolution, proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares: Investor Class, Institutional Class, A Class, B
Class, C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

------

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2005, the aggregate amount of fees paid under the A Class Plan was:

        Capital Growth               $2,433
        Fundamental Equity           $1,817
        Mid Cap Growth              $41,392(1)
        New Opportunities II        $96,534
        Select                      $97,145
        Small Cap Growth            $45,290(1)

(1)  DURING THE FISCAL YEAR ENDED MARCH 31, 2006, THE AGGREGATE AMOUNT OF
     DISTRIBUTION FEES PAID BY THE PREDECESSOR FUND.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

------

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31,
2005, the aggregate amount of fees paid under the B Class Plan was:

        Capital Growth               $6,065
        Fundamental Equity           $3,372
        Mid Cap Growth              $69,276(1)
        New Opportunities II        $19,487
        Select                      $24,655
        Small Cap Growth            $56,761(1)

(1)  DURING THE FISCAL YEAR ENDED MARCH 31, 2006, THE AGGREGATE AMOUNT OF
     DISTRIBUTION FEES PAID BY THE PREDECESSOR FUND.

------

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended October
31, 2005, the aggregate amount of fees paid under the C Class Plan was:

        Capital Growth               $5,315
        Fundamental Equity           $4,711
        Growth                       $7,309
        Heritage                     $9,223
        New Opportunities II        $23,900
        Select                      $38,362
        Ultra                       $58,566
        Vista                       $20,469

Because the C Class of Mid Cap Growth and Small Cap Growth was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

------

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2005, the aggregate amount of fees paid under the R Class Plan was:

        Capital Growth            $31
        Fundamental Equity        $31
        Growth                   $164
        Select                    $30
        Ultra                 $31,807(1)
        Vista                     $31

(1)  BEFORE A FEE REIMBURSEMENT OF $3,125 FOR DISTRIBUTION AND SHAREHOLDER
     SERVICES.

Because the R Class of Mid Cap Growth and Small Cap Growth was not in operation as of the fiscal year end, no fees were paid under the R Class Plan.

------

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Directors has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended October 31, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

        Balanced                 $83,218
        Capital Value            $62,936
        Growth                  $418,752
        Heritage                 $83,976
        Select                  $129,314
        Ultra                 $3,569,776
        Vista                   $783,172

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services, as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

------

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended October 31, 2005, the amount of fees paid under the
Advisor Class Plan for shareholder services was:

        Balanced             $41,609
        Capital Value        $31,468
        Growth              $209,376
        Heritage             $41,988
        Select               $64,657
        Ultra             $1,784,888
        Vista               $391,586

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2005, the amount of fees paid under the
Advisor Class Plan for distribution services was:

        Balanced               $41,609
        Capital Value          $31,468
        Growth                $209,376
        Heritage               $41,988
        Select                 $64,657
        Ultra               $1,784,888
        Vista                 $391,586

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as

------

the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

*  Employer-sponsored retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No CDSCs were paid for the A Class of shares in the fiscal year ended October
31, 2005.

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended October 31, 2005, were Capital Growth, $975; Select, $8,043 and New
Opportunities II, $1,671.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended October 31, 2005 were Growth, $136; Select, $937; Vista, $1,164;
Capital Growth, $6; Fundamental Equity, $27; New Opportunities II, $1,496;
Ultra; $1,808; and Heritage, $58.

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the funds at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                                       0.25%
--------------------------------------------------------------------------------

------

No concession will be paid on purchases by employer-sponsored retirement plans.
Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

American Century considers employer-sponsored retirement plans to include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit trusts

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

------

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND ROTH
                                             RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased at NAV(1)    Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and sales charge     under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes                   No
with no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

------

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends-received deduction to the extent that the fund held those shares for more than 45 days.

------

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of October 31, 2005, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because
NT Growth and NT Vista were not in operation as of the fiscal year end, they are not included in the table below.

FUND               2009            2010             2011              2012        2013
-------------------------------------------------------------------------------------------
Balanced           -               -                -                 -           -
-------------------------------------------------------------------------------------------
Capital            -               -                -                 ($28,366)   ($38,008)
Growth
-------------------------------------------------------------------------------------------
Capital            -               -                -                 -           -
Value
-------------------------------------------------------------------------------------------
Focused            -               -                -                 -           -
Growth
-------------------------------------------------------------------------------------------
Fundamental        -               -                -                 -           -
Equity
-------------------------------------------------------------------------------------------
Giftrust           ($267,748,116)  ($138,461,916)   ($6,240,451)      -           -
-------------------------------------------------------------------------------------------
Growth             -               ($221,736,446)   ($1,033,165,010)  -           -
-------------------------------------------------------------------------------------------
Heritage           -               -                -                 -           -
-------------------------------------------------------------------------------------------
Mid Cap            -               -                -                 -           -
Growth(1)
-------------------------------------------------------------------------------------------
New                ($118,115,810)  ($37,698,543)    -                 -           -
Opportunities
-------------------------------------------------------------------------------------------
New                -               -                -                 -           -
Opportunities II
-------------------------------------------------------------------------------------------
Select             -               ($273,611,570)   -                 -           -
-------------------------------------------------------------------------------------------
Small Cap          -               -                -                 -           -
Growth(1)
-------------------------------------------------------------------------------------------
Ultra              -               ($255,914,198)   ($181,261,147)    -           -
-------------------------------------------------------------------------------------------
Veedot             ($59,765,362)   ($32,317,452)    -                 -           -
-------------------------------------------------------------------------------------------
Vista              -               ($69,515,196)    -                 -           -
-------------------------------------------------------------------------------------------

(1)  AS OF MARCH 31, 2006, THE FISCAL YEAR END FOR THE PREDECESSOR FUND.

------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements for Ultra Fund, Vista Fund, Balanced Fund, Capital
Growth Fund, Capital Value Fund, Giftrust Fund, Growth Fund, Heritage Fund, New
Opportunities Fund, New Opportunities II Fund, Select Fund, Veedot Fund,
Fundamental Equity Fund, and Focused Growth Fund have been audited by Deloitte &
Touche LLP, independent registered public accounting firm. The Report of
Independent Registered Public Accounting Firm and the financial statements included in the annual reports of these funds for the fiscal year ended October
31, 2005, are incorporated herein by reference.

The financial statements for Mid Cap Growth and Small Cap Growth for the fiscal years ended March 31, 2006, March 31,2005, March 31, 2004, March 31, 2003 and
March 31, 2002 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. This information reflects financial results of the Mason Street Aggressive Growth Fund, for which Mid Cap Growth is the post-reorganization successor, and the Mason Street Small Cap Growth Fund for which Small Cap Growth is the post-reorganization successor. The Reports of
Independent Registered Public Accounting Firm and the financial statements included in the Mason Street Funds Inc. annual report for the fiscal year ended
March 31, 2006, are incorporated herein by reference.

------

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses, some of the funds will invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA             This is the highest rating assigned by S&P to a debt
                obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA              Debt rated in this category is considered to have a very
                strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A               Debt rated A has a strong capacity to pay interest and
                repay principal, although it is somewhat more susceptible
                to the adverse effects of changes in circumstances and
                economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB             Debt rated in this category is regarded as having an
                adequate capacity to pay interest and repay principal.
                While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances
                are more likely to lead to a weakened capacity to pay
                interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded
                as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB              Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it
                faces major ongoing uncertainties or exposure to adverse
                business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB
                rating.
--------------------------------------------------------------------------------
B               Debt rated in this category is more vulnerable to
                nonpayment than obligations rated BB, but currently has
                the capacity to pay interest and repay principal. Adverse
                business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and
                repay principal.
--------------------------------------------------------------------------------
CCC             Debt rated in this category is currently vulnerable to
                nonpayment and is dependent upon favorable business,
                financial, and economic conditions to meet timely payment
                of interest and repayment of principal. In the event of
                adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay
                principal. The CCC rating category is also used for debt
                subordinated to senior debt that is assigned an actual or
                implied B or B- rating.
--------------------------------------------------------------------------------
CC              Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
                subordinated to senior debt that is assigned an actual or
                implied CCC rating.
--------------------------------------------------------------------------------
C               The rating C typically is applied to debt subordinated
                to senior debt, and is currently highly vulnerable to
                nonpayment of interest and principal. This rating may be
                used to cover a situation where a bankruptcy petition
                has been filed or similar action taken, but debt service
                payments are being continued.
--------------------------------------------------------------------------------
D               Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not
                made on the date due even if the applicable grace period
                has not expired, unless S&P believes that such payments
                will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa            This is the highest rating assigned by Moody's to a debt
               obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa             Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
               Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A              Debt rated in this category possesses many favorable
               investment attributes and is to be considered as upper-
               medium-grade debt. Although capacity to pay interest and
               repay principal are considered adequate, it is somewhat
               more susceptible to the adverse effects of changes in
               circumstances and economic conditions than debt in higher-
               rated categories.
--------------------------------------------------------------------------------
Baa            Debt rated in this category is considered as medium-grade
               debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection
               parameters, adverse economic conditions or changing
               circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is
               regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba             Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
               uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the
               protection of interest and principal payments may be very
               moderate.
--------------------------------------------------------------------------------
B              Debt rated B has a greater vulnerability to default, but
               currently has the capacity to meet financial commitments.
               Assurance of interest and principal payments or of
               maintenance of other terms of the contract over any long
               period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa            Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
               business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
               Such issues may be in default or there may be present
               elements of danger with respect to principal or interest. The
               Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca             Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C              This is the lowest rating assigned by Moody's, and debt rated
               C can be regarded as having extremely poor prospects of
               attaining investment standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA            Debt rated in this category has the lowest expectation
               of credit risk. Capacity for timely payment of financial
               commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA             Debt rated in this category has a very low expectation
               of credit risk. Capacity for timely payment of financial
               commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A              Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in
               circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB            Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
               circumstances and in economic conditions are more likely
               to impair this capacity. This is the lowest investment-grade category.
--------------------------------------------------------------------------------
BB             Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.
               Securities rated in this category are not investment-grade.
--------------------------------------------------------------------------------

------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
B                     Debt rated in this category has significant credit
                      risk, but a limited margin of safety remains. Financial
                      commitments currently are being met, but capacity
                      for continued debt service payments is contingent
                      upon a sustained, favorable business and economic
                      environment.
--------------------------------------------------------------------------------
CCC, CC, C            Debt rated in these categories has a real possibility for
                      default. Capacity for meeting financial commitments
                      depends solely upon sustained, favorable business or
                      economic developments. A CC rating indicates that
                      default of some kind appears probable; a C rating
                      signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D            The ratings of obligations in these categories are based
                      on their prospects for achieving partial or full recovery
                      in a reorganization or liquidation of the obligor. While
                      expected recovery values are highly speculative and
                      cannot be estimated with any precision, the following
                      serve as general guidelines. DDD obligations have the
                      highest potential for recovery, around 90%-100% of
                      outstanding amounts and accrued interest. DD indicates
                      potential recoveries in the range of 50%-90% and D
                      the lowest recovery potential, i.e., below 50%.

                      Entities rated in these categories have defaulted
                      on some or all of their obligations. Entities rated
                      DDD have the highest prospect for resumption of
                      performance or continued operation with or without a
                      formal reorganization process. Entities rated DD and
                      D are generally undergoing a formal reorganization or
                      liquidation process; those rated DD are likely to satisfy
                      a higher portion of their outstanding obligations, while
                      entities rated D have a poor prospect of repaying all
                      obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1         Prime-1           This indicates that the degree of safety
            (P-1)             regarding timely payment is strong. Standard &
                              Poor's rates those issues determined to possess
                              extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2         Prime-2           Capacity for timely payment on commercial
            (P-2)             paper is satisfactory, but the relative degree of
                              safety is not as high as for issues designated
                              A-1. Earnings trends and coverage ratios,
                              while sound, will be more subject to variation.
                              Capitalization characteristics, while still
                              appropriated, may be more affected by
                              external conditions. Ample alternate liquidity is
                              maintained.
--------------------------------------------------------------------------------
A-3         Prime-3           Satisfactory capacity for timely repayment.
            (P-3)             Issues that carry this rating are somewhat
                              more vulnerable to the adverse changes in
                              circumstances than obligations carrying the
                              higher designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P          MOODY'S          DESCRIPTION
--------------------------------------------------------------------------------
SP-1         MIG-1;           Notes are of the highest quality enjoying strong
             VMIG-1           protection from established cash flows of
                              funds for their servicing or from established
                              and broad-based access to the market for
                              refinancing, or both.
--------------------------------------------------------------------------------
SP-2         MIG-2;           Notes are of high quality, with margins of
             VMIG-2           protection ample, although not so large as in
                              the preceding group.
--------------------------------------------------------------------------------
SP-3         MIG-3;           Notes are of favorable quality, with all security
             VMIG-3           elements accounted for, but lacking the
                              undeniable strength of the preceding grades.
                              Market access for refinancing, in particular, is
                              likely to be less well established.
--------------------------------------------------------------------------------
SP-4         MIG-4;           Notes are of adequate quality, carrying specific
             VMIG-4           risk but having protection and not distinctly or
                              predominantly speculative.
--------------------------------------------------------------------------------

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary. You may obtain a free copy of Mid
Cap Growth's predecessor fund, Mason Street Aggressive Growth Fund's and Small
Cap Growth's predecessor fund, Mason Street Small Cap Growth Fund's March 31,
2006 annual report online at masonstreet.com.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-51335 0610